Basis of Presentation and General Information, Asset Acquisitions (Details) $ in Thousands					4 Months Ended	6 Months Ended
	Mar. 31, 2026 USD ($) shares	Feb. 18, 2026 USD ($) Company Vessel t	Dec. 31, 2025 USD ($)	Dec. 04, 2025 USD ($)	Jun. 30, 2026 USD ($) Vessel Contract	Jun. 30, 2026 USD ($) Vessel Contract shares	Jun. 30, 2025 USD ($)
Asset Acquisitions [Abstract]
Excess consideration over disposed assets						$ 19,696
Issuance of preferred shares (in shares) | shares						14,000
Due to related parties			$ 139		$ 11,295	$ 11,295
Excess consideration over acquired assets						$ 41,093	$ 25,609
Sale and Leaseback Financing Agreements with Chinese Leasing Companies [Member]
Asset Acquisitions [Abstract]
Percentage of installments payable to be financed					85.00%	85.00%
Newbuilding Yacht SPA [Member]
Asset Acquisitions [Abstract]
Consideration			38,000		$ 38,000	$ 38,000
Less: Carrying value of net assets of companies disposed					(18,304)	(18,304)
Excess consideration over disposed assets						19,696
Shipbuilding Contracts for Newbuilding Tankers [Member]
Asset Acquisitions [Abstract]
Contractual commitments		$ 406,800			$ 345,780	$ 345,780
Percentage of installments payable to be financed					85.00%	85.00%
Number of shipbuilding contracts | Contract					9	9
Tanker SPA [Member]
Asset Acquisitions [Abstract]
Contractual commitments		41,093			$ 12,457	$ 12,457
Payments of contractual commitments		$ 6,000			$ 8,636
Settlement of contractual commitments	$ 14,000
Tanker SPA [Member] | Series G Preferred Stock [Member]
Asset Acquisitions [Abstract]
Issuance of preferred shares (in shares) | shares	14,000
Newbuilding Tankers [Member]
Asset Acquisitions [Abstract]
Vessel capacity | t		47,499
Trafigura [Member]
Asset Acquisitions [Abstract]
Number of vessels to be operated under time charters | Vessel					9	9
Term of time charters						7 years
Term of time charter extensions					4 years	4 years
Related Party [Member] | Central Mare [Member]
Asset Acquisitions [Abstract]
Number of companies being purchased | Company		9
Number of newbuilding vessels to be purchased | Vessel		9
Due to related parties					$ 12,457	$ 12,457
Related Party [Member] | Central Mare [Member] | Tanker SPA [Member]
Asset Acquisitions [Abstract]
Due to related parties					$ 12,457	12,457
Related Party [Member] | Rubico Inc. [Member]
Asset Acquisitions [Abstract]
2025 LOI Advance				$ 4,000
Related Party [Member] | Rubico Inc. [Member] | Newbuilding Yacht SPA [Member]
Asset Acquisitions [Abstract]
Consideration settled			19,500
Consideration paid			$ 15,500			$ 18,500
Roman Explorer Inc [Member] | Newbuilding Yacht [Member]
Asset Acquisitions [Abstract]
Percentage ownership				100.00%